Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other provisions [abstract]
Disclosure of other provisions [table text block]
(in USD million)	Asset retirement obligations	Claims and litigations	Other provisions and liabilities	Total

Non-current portion at 31 December 2018	12,544	905	2,503	15,952
Current portion at 31 December 2018 reported as trade, other payables and provisions	65	56	103	224

Provisions and other liabilities at 31 December 2018	12,609	961	2,606	16,175

New or increased provisions and other liabilities	563	(2)	1,130	1,692
Change in estimates	(115)	5	(143)	(253)
Amounts charged against provisions and other liabilities	(218)	(0)	(268)	(485)
Effects of change in the discount rate	1,779	-	49	1,828
Reduction due to divestments	(175)	-	-	(175)
Accretion expenses	456	-	-	456
Reclassification and transfer	(92)	0	113	21
Currency translation	(88)	(0)	(9)	(96)

Provisions and other liabilities at 31 December 2019	14,719	965	3,479	19,163

Non-current portion at 31 December 2019	14,616	54	3,282	17,951
Current portion at 31 December 2019 reported as trade, other payables and provisions	104	910	197	1,211

Other provisions maturity [table text block]
Expected timing of cash outflows
(in USD million)	Asset retirement obligations	Other provisions and liabilites, including claims and litigations	Total

2020 - 2024	1,410	3,119	4,529
2025 - 2029	1,247	657	1,904
2030 - 2034	3,605	81	3,686
2035 - 2039	3,719	156	3,875
Thereafter	4,738	430	5,168

At 31 December 2019	14,719	4,443	19,163